Change in Accounting Treatment (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
TINGO, INC. [Member]
Change in Accounting Treatment (Tables) [Line Items]
Schedule of accounting treatment on the balance sheet
Goodwill	$(3,694,107,417)
Capitalized Acquisition Costs	$(111,360,000)
Additional Paid in Capital	$4,170,398,451
Accumulated Surplus	$(397,390,240)

Goodwill	$(3,694,107,417)
Capitalized Acquisition Expenses	$(111,360,000)
Additional Paid in Capital	$4,170,398,451
Accumulated Surplus	$(397,390,240)
Translation Reserve	$32,459,205

Goodwill	$(3,694,107,417)
Capitalized Acquisition Expenses	$(111,360,000)
Additional Paid in Capital	$4,170,398,451
Accumulated Surplus	$(397,390,240)
Translation Reserve	$32,459,205